UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 10/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2011 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 96.5%
Consumer Discretionary 12.5%
Hotels Restaurants & Leisure 2.6%
Starwood Hotels & Resorts Worldwide, Inc. (a)	108,432	5,433,527
Specialty Retail 5.9%
Bed Bath & Beyond, Inc.*	68,265	4,221,508
Limited Brands, Inc. (a)	185,616	7,927,659

		12,149,167
Textiles, Apparel & Luxury Goods 4.0%
NIKE, Inc. "B"	85,973	8,283,499
Consumer Staples 9.2%
Food & Staples Retailing 4.7%
Costco Wholesale Corp.	61,795	5,144,434
Whole Foods Market, Inc.	62,995	4,543,199

		9,687,633
Food Products 4.5%
Kellogg Co.	102,882	5,577,233
Kraft Foods, Inc. "A"	107,965	3,798,209

		9,375,442
Energy 11.3%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	118,136	9,273,676
EOG Resources, Inc. (a)	79,365	7,097,612
Occidental Petroleum Corp.	74,008	6,878,303

		23,249,591
Financials 3.1%
Capital Markets 1.9%
T. Rowe Price Group, Inc. (a)	74,839	3,954,493
Consumer Finance 1.2%
Discover Financial Services	103,635	2,441,640
Health Care 10.8%
Biotechnology 3.9%
Celgene Corp.*	124,040	8,041,513
Health Care Providers & Services 5.5%
Express Scripts, Inc.* (a)	133,321	6,096,769
McKesson Corp.	65,521	5,343,238

		11,440,007
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.*	56,054	2,817,835
Industrials 13.7%
Aerospace & Defense 3.0%
United Technologies Corp. (a)	80,041	6,241,597
Electrical Equipment 3.9%
AMETEK, Inc.	107,420	4,245,238
Roper Industries, Inc. (a)	47,865	3,881,852

		8,127,090
Machinery 4.0%
Dover Corp. (a)	56,982	3,164,211
Parker Hannifin Corp.	62,202	5,072,573

		8,236,784
Road & Rail 2.8%
Norfolk Southern Corp.	76,657	5,671,851
Information Technology 30.6%
Communications Equipment 4.6%
QUALCOMM, Inc.	184,211	9,505,287
Computers & Peripherals 13.8%
Apple, Inc.*	51,331	20,777,762
EMC Corp.* (a)	314,947	7,719,351

		28,497,113
IT Services 2.9%
Accenture PLC "A" (a)	98,161	5,915,182
Semiconductors & Semiconductor Equipment 3.1%
Intel Corp. (a)	153,282	3,761,540
Skyworks Solutions, Inc.*	131,264	2,600,340

		6,361,880
Software 6.2%
Check Point Software Technologies Ltd.* (a)	56,592	3,261,397
Oracle Corp.	294,610	9,654,370

		12,915,767
Materials 3.5%
Chemicals
Ecolab, Inc. (a)	51,914	2,795,050
The Mosaic Co.	76,205	4,462,565

		7,257,615
Telecommunication Services 1.3%
Wireless Telecommunication Services
American Tower Corp. "A"*	50,347	2,774,120
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	34,387	1,049,835

Total Common Stocks (Cost $200,591,878)		199,428,468
Securities Lending Collateral 22.5%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $46,465,899)	46,465,899	46,465,899
Cash Equivalents 3.7%
Central Cash Management Fund, 0.11% (b) (Cost $7,673,444)	7,673,444	7,673,444

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $254,731,221) †	122.7	253,567,811
Other Assets and Liabilities, Net	(22.7)	(46,877,196)

Net Assets	100.0	206,690,615

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $255,709,565.  At October 31, 2011, net unrealized depreciation for all securities based on tax cost was $2,141,754.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,926,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,068,551.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2011 amounted to $44,148,677, which is 21.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$199,428,468	$—	$—	$199,428,468
Short-Term Investments(d)	54,139,343	—	—	54,139,343
Total	$253,567,811	$—	$—	$253,567,811

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 22, 2011